Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 24, 2020	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Nov. 23, 2020	Jan. 31, 2020
Reverse stock split description		On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the "Reverse Stock Split"). The Reverse Stock Split was formally processed by FINRA effective on February 25, 2021 and the Company's common stock began trading on a split-adjusted basis on February 25, 2021.	On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the "Reverse Stock Split").	On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the "Reverse Stock Split").
Common stock, shares authorized	12,300,000	12,300,000		12,300,000	6,150,000,000	12,500,000
Common stock, shares outstanding		10,052,163		9,902,052		9,116,725
Cash balances in bank deposit accounts
Purchase of equipment				$ 500
Property and equipment useful life, description				Useful life of more than one year
Minimum [Member]
Property and equipment useful life				3 years
Maximum [Member]
Property and equipment useful life				7 years
Class A Common Stock [Member]
Common stock, shares authorized	200,000				100,000,000
Common stock, shares outstanding	102,000
Share issued for rounding from reverse stock split	2,408